Label	Element	Value
Optimize AI Smart Sentiment Event-Driven ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Optimize AI Smart Sentiment Event-Driven ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Optimize AI Smart Sentiment Event-Driven ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period ended March 31, 2023, the Fund’s portfolio turnover rate was 1,617% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1617.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which only reflect the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively-managed, exchange-traded fund (“ETF”) that pursues its investment objective by investing primarily in the equity securities of U.S. listed companies. The Fund will also invest in the securities of other investment companies, including other ETFs and mutual funds, that invest in equity securities. Under normal market conditions, the Fund’s portfolio will be composed of the equity securities of approximately 10 to 40 issuers. The Fund will typically trade portfolio securities before and after corporate events of U.S. listed companies. Types of corporate events may include earnings calls and similar announcements, other corporate events such as product announcements, mergers and acquisitions, regulatory events such as FDA announcements and industry and sector events that may have an impact on the value of the stock.

To construct the Fund’s portfolio, Optimize Advisors LLC (the “Adviser”), the Fund’s investment adviser, uses quantitative analytics that use the prices of the weekly and other options available on a security to assess the overall market’s expectations for the possible price movements of the underlying security. The Fund, however, will not invest in options and will only invest in equity securities and the securities of other investment companies.

The Fund’s investments in other investment companies will typically consist of broad-based equity index ETFs and sector ETFs to supplement the core portfolio of stock positions for purposes of risk mitigation and diversification, as well as to maintain a sufficient level of market exposure between earnings announcements. The Fund may also invest in ETFs before and after a large-scale macroeconomic market event if the investment is found to be attractive according to the Adviser's metrics.

While the Fund does not invest in options, the Adviser believes a market participant’s investment in an option contract is a real expression of that participant’s expectations for the underlying security. Accordingly, the Adviser uses the price quotes of the listed options markets, purely to derive stock and general market sentiment. The extraction of sentiment from options market prices is intended to provide a more accurate view of market sentiment (“Smart Sentiment”). The Adviser believes the use of options market prices to determine investor sentiment has advantages: it can capture the sentiment of institutional and retail investors who do not wish to publicly announce their sentiment, and it attributes lower value to sentiment publicly expressed by market actors who do not influence the options market and therefore might be assumed to be less influential generally.

The Adviser uses quantitative analytics that include artificial intelligence techniques to generate sentiment metrics from the listed options quotes. Smart Sentiment information is available only for future dates that correspond to options expiration dates because no options pricing is available between those dates. For those available dates, Smart Sentiment metrics can provide information about the probabilities the market is attributing to the stock or ETF reaching different price levels, as well as allow estimation of the market’s projections of the risk of holding the stock or ETF until those future dates. The Fund generally limits Smart Sentiment analysis to stocks with weekly options to potentially increase the available dates for analysis before and after upcoming events, and also because such stocks are typically actively traded and liquid.

The Adviser believes that Smart Sentiment provides good short-term investment guidance around events, and that trading before and after events tactically is a good way to enhance long term capital appreciation while reducing general market risk. Under stable market conditions, stocks experience their greatest price movements around events such as earnings calls.

The Fund may sell a security if its value becomes unattractive, such as when the Adviser’s quantitative investment process suggests the value of the security may deteriorate, or when other investment opportunities emerge that the Adviser believes may have more attractive risk-adjusted return potential.

The Smart Sentiment investment strategy employed by the Adviser with respect to the Fund typically results in high portfolio turnover. Accordingly, the Fund may experience increased transaction costs.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets are invested in a limited number of issuers of securities. The Adviser will engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.
Equity Risk. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Other Investment Companies Risk. The Fund may invest in shares of investment companies, including shares of ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company.
Event-Driven Strategies Risk. Event-driven investing requires the Adviser to make predictions about the likelihood that an event or transaction will occur and the impact such event or transaction will have on the value of a security. If the event or transaction fails to occur or it does not have the anticipated effect, losses can result.
Smart Sentiment Analytics Risk. Deriving sentiment from options quotes data involves addressing certain challenges:
•Poor quotes. Quotes data for stock options may not be precise and accurate, with wide bid-offer spreads, and incorrect or missing quotes data.
•Options pricing uncertainty. Pricing of an option contract is affected by many imperfectly known parameters, such as security price (at moments the equity quote is wide), interest rates, dividends, and early assignment probability.
•Contradictory pricing. In snapshot data, individual quotes from different options may be simultaneously making different assumptions about future prices, effectively contradicting each other in a single market snapshot.
•Risk premia. Certain options may be over-priced because some market participants are compelled to buy insurance against unlikely events, but the extent of over-pricing is imprecisely known. Over-pricing occurs especially if the security has experienced recent sudden moves due to the need for at-risk investors to buy protection against additional losses, even if they don't believe further adverse moves are likely.
High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Quantitative System Risk. The Fund’s trading strategies are dependent on the generation of Sentiment Metrics and other quantitative systems. The Fund’s Portfolio managers rely on the quantitative systems that generate Sentiment Metrics and other data in their decision making. These systems may have faults, defects or other anomalies that cause the generation of inaccurate information in future situations.
Historical Backtesting Risk. In the formulation of the Fund’s strategy, the Adviser has used and may continue to use historical data to simulate normal and stress conditions for the Fund to formulate and refine the strategy. Historical data frequently differs from future conditions and historical performance is not indicative of future performance.
Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market markers (other than lead market markers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.
Newer Adviser Risk. Prior to the Fund’s inception, the Adviser had not previously served as an adviser to a registered fund (including ETFs). As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective. Additionally, the Adviser’s investment strategy for the Fund is new and untested over a full market cycle.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software.
Future Competition Risk. Smart Sentiment is an emerging field that may attract other investors. It is possible that additional investors overcome the technical hurdles addressed by the Adviser’s quantitative systems. This may create increased competition, causing overcrowding that reduces the performance of the Fund, or generating pressure to enhance the underlying quantitative analytics for greater speed or accuracy, which may change the performance profile.
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified mutual fund. Gains or losses on a single stock may have a greater impact on the Fund.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investment.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic caused by COVID-19 and subsequent efforts to contain its spread have resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 may exacerbate the other risks that apply to the Fund and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy AP transaction requests, and negatively affect the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified mutual fund. Gains or losses on a single stock may have a greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at smartsentimentetfs.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	smartsentimentetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Optimize AI Smart Sentiment Event-Driven ETF | Optimize AI Smart Sentiment Event-Driven ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OAIE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259

[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which only reflect the direct operating expenses incurred by the Fund.